CASH FLOWS (Tables)	12 Months Ended
Dec. 31, 2023
CASH FLOWS
Schedule of cash flow statement

USDm	2023	2022	2021
Reversal of other non-cash movements:
Exchange rate adjustments	0.1	(0.3)	(0.7)
Share-based payments	22.5	2.2	2.3
Fair value adjustments on derivative financial instruments	(1.5)	0.6	(0.2)
Reversal of provisions adjustments	(6.5)	(6.3)	—
Other adjustments	(0.1)	0.1	—
Total	14.6	(3.7)	1.4

USDm	2023	2022	2021
Change in inventories, receivables, and payables:
Change in inventories	1.2	(21.8)	(26.9)
Change in receivables	45.2	(158.1)	(37.5)
Change in prepayments	(1.8)	(5.7)	(3.5)
Change in trade payables and other liabilities	3.2	4.7	19.4
Total	47.8	(180.9)	(48.5)